Related Party Transactions and Balances (Details) - CAD ($)		12 Months Ended
		Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
IfrsStatementLineItems [Line Items]
Key management personnel compensation, short-term employee benefits	[1],[2]	$ 60,200	$ 129,981	$ 60,000
Stock based compensation (Note 11 e)	[3]	204,511	1,614,605	615,924
Remuneration		264,711	1,734,586	$ 675,924
President And Chief Financial Officer [Member]
IfrsStatementLineItems [Line Items]
Short term employee benefits payable		50,398	101,500
Total balances owing		$ 50,398	$ 101,500

[1]	On September 9, 2016, the Company entered into an employment agreement with the President of the Company under which the Company agreed to pay to the President, a base salary of $90,000 and grant one hundred thousand (100,000) common share purchase options (Note 11 e). Effective May 21, 2017, the Company and the President agreed to amend the terms of the employment agreement, by reducing the President’s base salary to $10.00 annually, allowing the President to contract his services to Torinit contemporaneous with his continued employment with the Company and providing a top up provision of up to $1,500 in a month from the Company if the gross compensation earned by the President from Torinit during June, July and August of 2017 (the “Period”), reduces the overall compensation earned by the President below $7,500 in any such month during the Period.
[2]	The Company accrues management fees to the Chief Financial Officer of the Company at a rate of $5,000 per month during fiscal 2018, 2017 and 2016.
[3]	On April 1, 2016, the Company granted options to purchase 30,000 common shares to a director. On September 9, 2016 and November 1, 2016, the Company granted options to purchase 130,000 and 50,000 common shares to officers and directors (Note 11 e).